UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09102

Name of Fund:  iShares, Inc.

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 08/31/2024

Date of reporting period: 08/31/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.

iShares MSCI USA Equal Weighted ETF

EUSA |NYSE Arca

Annual Shareholder Report — August 31, 2024

This annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$10	0.09%

How did the Fund perform last year?

  U.S. stocks registered solid gains during the reporting period, as investor confidence increased over hopes of interest rate cuts and robust corporate earnings.

  The United States experienced stronger-than-expected economic growth driven by robust consumer spending and business investment. Meanwhile, inflation measures continued to trend downward, prompting comments by U.S. Federal Reserve Bank officials that indicated interest rate cuts would be forthcoming.

  Powered by artificial intelligence (“AI”), information technology stocks led the market for the majority of the reporting period. However, market sentiment pivoted toward more defensive sectors late in the reporting period amid growing uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election.

What contributed to performance?

For the reporting period, the largest contributor to the Fund’s performance was the financials sector, driven by financial services companies. The outperformance was due to significant merger and acquisition activity; banks consolidated to manage rising costs and regulatory pressures, while digital transformation spurred acquisitions in financial technology. Additionally, growing expectations of an interest rate cut by the U.S. Federal Reserve Bank fueled investor confidence and drove growth within the broader financial sector. Industrials stocks helped performance due to unexpectedly strong economic data, including higher durable goods orders and manufacturing growth. Enhanced infrastructure spending and reduced supply chain issues fueled sector growth. The information technology sector benefited, especially software and services, which saw solid performance fueled by continued investments in AI, cybersecurity, and cloud technology.

What detracted from performance?

There were no meaningful detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2014 through August 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Equal Weighted Index
Aug 14	$10,000	$10,000	$10,000
Sep 14	$9,843	$9,844	$9,844
Oct 14	$10,081	$10,081	$10,081
Nov 14	$10,347	$10,349	$10,349
Dec 14	$10,315	$10,317	$10,317
Jan 15	$10,023	$10,026	$10,026
Feb 15	$10,606	$10,612	$10,612
Mar 15	$10,453	$10,459	$10,459
Apr 15	$10,545	$10,555	$10,555
May 15	$10,686	$10,696	$10,696
Jun 15	$10,483	$10,493	$10,493
Jul 15	$10,691	$10,703	$10,703
Aug 15	$10,048	$10,053	$10,053
Sep 15	$9,659	$9,787	$9,666
Oct 15	$10,341	$10,595	$10,350
Nov 15	$10,372	$10,632	$10,383
Dec 15	$10,091	$10,453	$10,102
Jan 16	$9,442	$9,897	$9,450
Feb 16	$9,523	$9,877	$9,533
Mar 16	$10,290	$10,553	$10,304
Apr 16	$10,451	$10,605	$10,465
May 16	$10,612	$10,799	$10,627
Jun 16	$10,606	$10,827	$10,624
Jul 16	$11,086	$11,238	$11,106
Aug 16	$11,108	$11,255	$11,129
Sep 16	$11,131	$11,267	$11,152
Oct 16	$10,847	$11,054	$10,870
Nov 16	$11,402	$11,453	$11,429
Dec 16	$11,511	$11,666	$11,541
Jan 17	$11,793	$11,908	$11,825
Feb 17	$12,171	$12,376	$12,206
Mar 17	$12,154	$12,394	$12,190
Apr 17	$12,256	$12,528	$12,295
May 17	$12,339	$12,699	$12,380
Jun 17	$12,491	$12,778	$12,532
Jul 17	$12,675	$13,039	$12,719
Aug 17	$12,577	$13,081	$12,621
Sep 17	$12,917	$13,348	$12,964
Oct 17	$13,067	$13,654	$13,117
Nov 17	$13,557	$14,069	$13,608
Dec 17	$13,709	$14,222	$13,764
Jan 18	$14,328	$15,038	$14,387
Feb 18	$13,729	$14,486	$13,787
Mar 18	$13,646	$14,133	$13,704
Apr 18	$13,666	$14,190	$13,727
May 18	$13,889	$14,536	$13,953
Jun 18	$14,029	$14,634	$14,094
Jul 18	$14,442	$15,160	$14,513
Aug 18	$14,784	$15,662	$14,857
Sep 18	$14,765	$15,733	$14,839
Oct 18	$13,623	$14,641	$13,693
Nov 18	$13,974	$14,926	$14,048
Dec 18	$12,591	$13,582	$12,655
Jan 19	$13,862	$14,699	$13,935
Feb 19	$14,406	$15,191	$14,485
Mar 19	$14,495	$15,471	$14,577
Apr 19	$15,041	$16,092	$15,128
May 19	$14,018	$15,074	$14,100
Jun 19	$15,066	$16,133	$15,159
Jul 19	$15,228	$16,382	$15,325
Aug 19	$14,749	$16,098	$14,844
Sep 19	$15,176	$16,384	$15,276
Oct 19	$15,374	$16,741	$15,477
Nov 19	$15,955	$17,370	$16,065
Dec 19	$16,348	$17,879	$16,462
Jan 20	$16,158	$17,914	$16,273
Feb 20	$14,756	$16,453	$14,862
Mar 20	$12,021	$14,367	$12,108
Apr 20	$13,689	$16,256	$13,785
May 20	$14,552	$17,102	$14,657
Jun 20	$14,783	$17,492	$14,889
Jul 20	$15,547	$18,530	$15,659
Aug 20	$16,251	$19,922	$16,370
Sep 20	$15,891	$19,179	$16,012
Oct 20	$15,811	$18,680	$15,932
Nov 20	$18,043	$20,841	$18,186
Dec 20	$18,825	$21,700	$18,977
Jan 21	$18,645	$21,499	$18,796
Feb 21	$19,615	$22,060	$19,777
Mar 21	$20,461	$22,890	$20,634
Apr 21	$21,486	$24,136	$21,672
May 21	$21,794	$24,252	$21,987
Jun 21	$22,156	$24,927	$22,356
Jul 21	$22,447	$25,517	$22,652
Aug 21	$22,971	$26,270	$23,184
Sep 21	$22,009	$25,029	$22,213
Oct 21	$23,272	$26,775	$23,490
Nov 21	$22,580	$26,506	$22,793
Dec 21	$23,630	$27,553	$23,854
Jan 22	$22,238	$25,993	$22,451
Feb 22	$21,970	$25,232	$22,182
Mar 22	$22,459	$26,119	$22,677
Apr 22	$20,672	$23,751	$20,873
May 22	$20,685	$23,699	$20,886
Jun 22	$18,763	$21,737	$18,947
Jul 22	$20,432	$23,765	$20,632
Aug 22	$19,772	$22,834	$19,965
Sep 22	$17,874	$20,716	$18,048
Oct 22	$19,460	$22,361	$19,652
Nov 22	$20,681	$23,577	$20,886
Dec 22	$19,605	$22,191	$19,800
Jan 23	$21,205	$23,664	$21,418
Feb 23	$20,503	$23,086	$20,708
Mar 23	$20,389	$23,906	$20,595
Apr 23	$20,293	$24,210	$20,499
May 23	$19,805	$24,367	$20,005
Jun 23	$21,318	$25,992	$21,535
Jul 23	$22,210	$26,887	$22,439
Aug 23	$21,490	$26,434	$21,714
Sep 23	$20,452	$25,194	$20,667
Oct 23	$19,551	$24,614	$19,758
Nov 23	$21,467	$26,935	$21,684
Dec 23	$23,056	$28,204	$23,291
Jan 24	$22,864	$28,644	$23,097
Feb 24	$23,910	$30,181	$24,153
Mar 24	$24,949	$31,141	$25,207
Apr 24	$23,675	$29,855	$23,921
May 24	$24,289	$31,281	$24,545
Jun 24	$24,272	$32,400	$24,531
Jul 24	$25,263	$32,807	$25,533
Aug 24	$25,880	$33,598	$26,158

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
20.43%	11.90%	9.98%
Fund Market...
20.39	11.92	9.98
MSCI USA Index...
27.10	15.85	12.88
MSCI USA Equal Weighted Index...
20.47	12.00	10.09

Key Fund statistics

Net Assets...
$809,091,984
Number of Portfolio Holdings...
596
Net Investment Advisory Fees...
$597,103
Portfolio Turnover Rate...
26%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the MSCI USA Equal Weighted Index in this report reflects the performance of the MSCI USA Index through August 31, 2015 and, beginning on September 1, 2015, the performance of the MSCI USA Equal Weighted Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
16.1%
Financials...
15.2
Information Technology...
15.2
Health Care...
12.1
Consumer Discretionary...
9.0
Consumer Staples...
6.6
Real Estate...
6.2
Materials...
5.5
Utilities...
5.2
Energy...
4.7
Communication Services...
4.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Best Buy Co., Inc...
0.2%
Prudential Financial, Inc...
0.2
MetLife, Inc...
0.2
Zoom Video Communications, Inc., Class A...
0.2
Aflac, Inc...
0.2
Hartford Financial Services Group, Inc. (The)...
0.2
MongoDB, Inc., Class A...
0.2
Visa, Inc., Class A...
0.2
Mastercard, Inc., Class A...
0.2
Fiserv, Inc...
0.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Equal Weighted ETF

Annual Shareholder Report — August 31, 2024

EUSA-08/24-AR

(b)     Not Applicable

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the one series of the registrant for which the fiscal year-end is August 31, 2024 (the “Fund”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $13,300 for the fiscal year ended August 31, 2023 and $13,300 for the fiscal year ended August 31, 2024.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2023 and August 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Fund were $9,700 for the fiscal year ended August 31, 2023 and $9,700 for the fiscal year ended August 31, 2024. These services related to the review of the Fund’s tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended August 31, 2023 and August 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Fund, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $9,700 for the fiscal year ended August 31, 2023 and $9,700 for the fiscal year ended August 31, 2024.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
Madhav V. Rajan

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
August 31, 2024
2024 Annual Financial Statements
iShares, Inc.
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Table of Contents
Page

Important Tax Information
(unaudited)
................................................................................................. 23

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .2%
Axon Enterprise, Inc.
(a)
..................... 3,586 $ 1,308,782
Boeing Co. (The)
(a)
........................ 7,773 1,350,481
GE Aerospace ........................... 7,927 1,384,213
General Dynamics Corp. .................... 4,532 1,356,700
HEICO Corp. ........................... 2,272 582,904
HEICO Corp. , Class A ...................... 4,287 857,786
Howmet Aerospace, Inc. .................... 14,003 1,353,530
Huntington Ingalls Industries, Inc. .............. 4,888 1,382,180
L3Harris Technologies, Inc. .................. 5,835 1,380,969
Lockheed Martin Corp. ..................... 2,385 1,354,919
Northrop Grumman Corp. ................... 2,615 1,368,194
RTX Corp. ............................. 11,348 1,399,662
Textron, Inc. ............................ 15,233 1,389,250
TransDigm Group, Inc. ..................... 1,029 1,413,033
17,882,603
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 13,414 1,388,483
Expeditors International of Washington, Inc. ....... 11,003 1,357,880
FedEx Corp. ............................ 4,637 1,385,397
United Parcel Service, Inc. , Class B ............ 10,324 1,327,150
5,458,910
a
Automobile Components  —  0 .2%
Aptiv PLC
(a) (b)
............................ 19,113 1,367,153
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 125,523 1,404,602
General Motors Co. ....................... 29,274 1,457,260
Rivian Automotive, Inc. , Class A
(a) (b)
............. 101,325 1,431,722
Tesla, Inc.
(a)
............................. 6,051 1,295,580
5,589,164
a
Banks  —  2 .5%
Bank of America Corp. ..................... 34,679 1,413,169
Citigroup, Inc. ........................... 21,998 1,377,955
Citizens Financial Group, Inc. ................ 33,182 1,428,485
Fifth Third Bancorp ....................... 33,631 1,435,707
First Citizens BancShares, Inc. , Class A .......... 671 1,362,600
Huntington Bancshares, Inc. ................. 98,054 1,467,868
JPMorgan Chase & Co. .................... 6,198 1,393,310
KeyCorp ............................... 80,834 1,379,028
M&T Bank Corp. ......................... 8,339 1,435,225
PNC Financial Services Group, Inc. (The) ........ 7,840 1,451,106
Regions Financial Corp. .................... 62,168 1,455,975
Truist Financial Corp. ...................... 31,769 1,412,450
U.S. Bancorp ........................... 30,828 1,456,007
Wells Fargo & Co. ........................ 23,849 1,394,451
19,863,336
a
Beverages  —  1 .3%
Brown-Forman Corp. , Class B , NVS ............ 29,839 1,360,360
Celsius Holdings, Inc.
(a) (b)
.................... 33,156 1,260,923
Coca-Cola Co. (The) ...................... 19,158 1,388,380
Constellation Brands, Inc. , Class A ............. 5,501 1,324,146
Keurig Dr Pepper, Inc. ..................... 37,453 1,371,154
Molson Coors Beverage Co. , Class B ........... 24,913 1,344,555
Monster Beverage Corp.
(a) (b)
.................. 28,439 1,340,330
PepsiCo, Inc. ........................... 7,523 1,300,576
10,690,424
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 6,839 1,342,564
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,756 1,249,354
Security Shares Value
a
Biotechnology (continued)
Amgen, Inc. ............................ 4,089 $ 1,365,031
Biogen, Inc.
(a)
........................... 6,473 1,325,411
BioMarin Pharmaceutical, Inc.
(a)
............... 14,179 1,293,267
Exact Sciences Corp.
(a) (b)
.................... 22,660 1,397,895
Gilead Sciences, Inc. ...................... 17,919 1,415,601
Incyte Corp.
(a)
........................... 20,790 1,365,071
Moderna, Inc.
(a)
.......................... 15,394 1,191,496
Neurocrine Biosciences, Inc.
(a)
................ 8,981 1,141,126
Regeneron Pharmaceuticals, Inc.
(a)
............. 1,110 1,315,006
United Therapeutics Corp.
(a)
.................. 3,861 1,403,667
Vertex Pharmaceuticals, Inc.
(a)
................ 2,750 1,363,697
17,169,186
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 7,448 1,329,468
eBay, Inc. .............................. 23,555 1,392,100
MercadoLibre, Inc.
(a)
....................... 666 1,373,066
4,094,634
a
Building Products  —  1 .9%
A O Smith Corp. ......................... 16,460 1,378,031
Allegion PLC ............................ 10,153 1,409,643
Builders FirstSource, Inc.
(a)
.................. 8,157 1,419,318
Carlisle Companies, Inc. .................... 3,349 1,419,306
Carrier Global Corp. ....................... 19,495 1,418,846
Fortune Brands Innovations, Inc. .............. 17,382 1,380,305
Johnson Controls International PLC ............ 18,979 1,382,620
Lennox International, Inc. ................... 2,344 1,383,405
Masco Corp. ............................ 17,510 1,393,096
Owens Corning .......................... 8,415 1,419,863
Trane Technologies PLC .................... 3,856 1,394,561
15,398,994
a
Capital Markets  —  4 .9%
Ameriprise Financial, Inc. ................... 3,057 1,373,938
Ares Management Corp. , Class A .............. 9,358 1,370,011
Bank of New York Mellon Corp. (The) ........... 20,749 1,415,497
BlackRock, Inc.
(c)
......................... 1,546 1,394,198
Blackstone, Inc. , NVS ...................... 10,119 1,440,541
Carlyle Group, Inc. (The) .................... 33,368 1,339,058
Cboe Global Markets, Inc. ................... 6,448 1,324,419
Charles Schwab Corp. (The) ................. 20,597 1,340,865
CME Group, Inc. , Class A ................... 6,320 1,363,477
Coinbase Global, Inc. , Class A
(a)
............... 6,782 1,243,547
FactSet Research Systems, Inc. ............... 3,208 1,356,471
Franklin Resources, Inc. .................... 59,426 1,202,782
Goldman Sachs Group, Inc. (The) ............. 2,738 1,397,064
Intercontinental Exchange, Inc. ............... 8,401 1,357,182
KKR & Co., Inc. .......................... 11,301 1,398,725
LPL Financial Holdings, Inc. .................. 6,078 1,363,538
MarketAxess Holdings, Inc. .................. 5,751 1,393,985
Moody's Corp. ........................... 2,790 1,360,795
Morgan Stanley .......................... 13,388 1,387,131
MSCI, Inc. , Class A ....................... 2,351 1,364,967
Nasdaq, Inc. ............................ 19,032 1,371,827
Northern Trust Corp. ....................... 15,597 1,422,602
Raymond James Financial, Inc. ............... 11,586 1,385,338
Robinhood Markets, Inc. , Class A
(a)
............. 67,393 1,355,947
S&P Global, Inc. ......................... 2,657 1,363,679
SEI Investments Co. ....................... 19,691 1,331,702
State Street Corp. ........................ 16,706 1,455,093
T Rowe Price Group, Inc. ................... 12,315 1,305,883
Tradeweb Markets, Inc. , Class A ............... 11,527 1,362,952
39,543,214
a

Schedule of Investments
(continued)
August 31, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Chemicals  —  2 .9%
Air Products and Chemicals, Inc. .............. 4,882 $ 1,361,346
Albemarle Corp. ......................... 15,866 1,431,907
Celanese Corp. .......................... 10,547 1,377,438
CF Industries Holdings, Inc. .................. 16,674 1,385,443
Corteva, Inc. ............................ 24,861 1,424,535
Dow, Inc. .............................. 25,426 1,362,325
DuPont de Nemours, Inc. ................... 16,822 1,417,254
Eastman Chemical Co. ..................... 13,970 1,430,109
Ecolab, Inc. ............................ 5,519 1,397,300
International Flavors & Fragrances, Inc. .......... 13,635 1,417,904
Linde PLC ............................. 2,852 1,363,969
LyondellBasell Industries NV , Class A ........... 13,903 1,372,226
Mosaic Co. (The) ......................... 49,032 1,400,844
PPG Industries, Inc. ....................... 10,728 1,391,743
RPM International, Inc. ..................... 11,645 1,353,731
Sherwin-Williams Co. (The) .................. 3,753 1,386,246
Westlake Corp. .......................... 9,330 1,356,955
23,631,275
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 1,715 1,380,781
Copart, Inc.
(a)
........................... 25,470 1,348,891
Republic Services, Inc. ..................... 6,404 1,333,377
Rollins, Inc. ............................. 26,794 1,344,523
Veralto Corp. ............................ 12,155 1,366,586
Waste Connections, Inc. .................... 7,220 1,346,530
Waste Management, Inc. .................... 6,369 1,350,483
9,471,171
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 3,777 1,334,716
Cisco Systems, Inc. ....................... 26,248 1,326,574
F5, Inc.
(a)
.............................. 6,671 1,355,214
Juniper Networks, Inc. ..................... 34,522 1,342,215
Motorola Solutions, Inc. .................... 3,122 1,380,049
6,738,768
a
Construction & Engineering  —  0 .5%
AECOM ............................... 13,736 1,375,523
EMCOR Group, Inc. ....................... 3,647 1,433,490
Quanta Services, Inc. ...................... 5,004 1,376,750
4,185,763
a
Construction Materials  —  0 .5%
CRH PLC .............................. 15,684 1,423,637
Martin Marietta Materials, Inc. ................ 2,513 1,342,344
Vulcan Materials Co. ...................... 5,476 1,342,770
4,108,751
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 32,272 1,393,828
American Express Co. ..................... 5,299 1,370,586
Capital One Financial Corp. .................. 9,525 1,399,508
Discover Financial Services .................. 9,939 1,378,639
Synchrony Financial ....................... 28,669 1,440,904
6,983,465
a
Consumer Staples Distribution & Retail  —  1 .4%
Albertsons Companies, Inc. , Class A ............ 65,005 1,275,398
Costco Wholesale Corp. .................... 1,527 1,362,664
Dollar General Corp. ...................... 10,954 908,853
Dollar Tree, Inc.
(a)
......................... 13,440 1,135,546
Kroger Co. (The) ......................... 25,837 1,374,787
Sysco Corp. ............................ 17,585 1,371,102
Target Corp. ............................ 9,254 1,421,600
Walgreens Boots Alliance, Inc. ................ 124,693 1,153,410
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ............................ 17,807 $ 1,375,235
11,378,595
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 123,582 1,413,778
Avery Dennison Corp. ...................... 6,230 1,382,126
Ball Corp. .............................. 20,967 1,337,904
Crown Holdings, Inc. ...................... 15,137 1,368,536
International Paper Co. ..................... 28,155 1,363,265
Packaging Corp. of America ................. 6,801 1,425,082
Smurfit WestRock PLC ..................... 31,098 1,474,667
9,765,358
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 9,588 1,373,577
LKQ Corp. ............................. 32,450 1,349,595
Pool Corp. ............................. 3,871 1,361,121
4,084,293
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 12,936 1,379,560
a
Diversified Telecommunication Services  —  0 .3%
AT&T, Inc. .............................. 69,280 1,378,672
Verizon Communications, Inc. ................ 32,876 1,373,559
2,752,231
a
Electric Utilities  —  2 .7%
Alliant Energy Corp. ....................... 23,426 1,365,033
American Electric Power Co., Inc. .............. 13,780 1,381,858
Constellation Energy Corp. .................. 7,010 1,378,867
Duke Energy Corp. ....................... 11,780 1,342,331
Edison International ....................... 15,930 1,386,388
Entergy Corp. ........................... 11,466 1,383,831
Evergy, Inc. ............................. 23,141 1,368,559
Eversource Energy ....................... 20,132 1,359,514
Exelon Corp. ............................ 35,120 1,337,721
FirstEnergy Corp. ........................ 30,836 1,354,317
NextEra Energy, Inc. ...................... 16,795 1,352,165
NRG Energy, Inc. ......................... 16,388 1,393,144
PG&E Corp. ............................ 71,948 1,417,376
PPL Corp. ............................. 42,201 1,346,634
Southern Co. (The) ....................... 15,529 1,341,706
Xcel Energy, Inc. ......................... 22,183 1,358,265
21,867,709
a
Electrical Equipment  —  1 .2%
AMETEK, Inc. ........................... 8,038 1,374,900
Eaton Corp. PLC ......................... 4,511 1,384,561
Emerson Electric Co. ...................... 13,066 1,377,026
GE Vernova, Inc.
(a)
........................ 7,138 1,434,738
Hubbell, Inc. ............................ 3,582 1,432,514
Rockwell Automation, Inc. ................... 5,009 1,362,598
Vertiv Holdings Co. , Class A ................. 17,531 1,455,599
9,821,936
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 20,027 1,350,821
CDW Corp. ............................. 6,048 1,364,671
Corning, Inc. ............................ 33,010 1,381,468
Jabil, Inc. .............................. 12,508 1,366,874
Keysight Technologies, Inc.
(a)
................. 9,625 1,483,405
TE Connectivity Ltd. ....................... 8,955 1,375,488
Teledyne Technologies, Inc.
(a)
................. 3,210 1,389,288
Trimble, Inc.
(a)
........................... 23,788 1,348,542

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
............ 3,882 $ 1,340,765
12,401,322
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 39,411 1,386,085
Halliburton Co. .......................... 43,380 1,348,684
Schlumberger N.V. ........................ 30,444 1,339,232
4,074,001
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 8,926 1,355,145
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 16,859 1,315,845
Live Nation Entertainment, Inc.
(a) (b)
............. 13,794 1,347,260
Netflix, Inc.
(a)
............................ 1,911 1,340,280
ROBLOX Corp. , Class A
(a)
................... 33,021 1,452,594
Roku, Inc. , Class A
(a)
...................... 21,511 1,457,800
Take-Two Interactive Software, Inc.
(a)
............ 8,604 1,391,353
Walt Disney Co. (The) ..................... 14,833 1,340,607
Warner Bros Discovery, Inc. , Series A
(a)
.......... 171,093 1,341,369
12,342,253
a
Financial Services  —  2 .3%
Apollo Global Management, Inc. ............... 12,709 1,470,813
Berkshire Hathaway, Inc. , Class B
(a)
............ 3,090 1,470,593
Block, Inc. , Class A
(a)
...................... 20,813 1,375,323
Corpay, Inc.
(a) (b)
.......................... 4,746 1,497,600
Equitable Holdings, Inc. .................... 31,641 1,345,375
Fidelity National Information Services, Inc. ........ 17,539 1,446,091
Fiserv, Inc.
(a)
............................ 8,625 1,505,925
Global Payments, Inc. ..................... 12,526 1,390,511
Jack Henry & Associates, Inc. ................ 8,575 1,483,732
Mastercard, Inc. , Class A .................... 3,117 1,506,571
PayPal Holdings, Inc.
(a)
..................... 18,735 1,356,976
Toast, Inc. , Class A
(a)
...................... 56,307 1,399,792
Visa, Inc. , Class A ........................ 5,516 1,524,457
18,773,759
a
Food Products  —  2 .3%
Archer-Daniels-Midland Co. .................. 22,660 1,382,033
Bunge Global SA ......................... 14,115 1,430,979
Campbell Soup Co. ....................... 26,738 1,329,413
Conagra Brands, Inc. ...................... 43,603 1,360,414
General Mills, Inc. ........................ 18,207 1,316,184
Hershey Co. (The) ........................ 6,709 1,295,239
Hormel Foods Corp. ....................... 41,271 1,343,371
J M Smucker Co. (The) ..................... 10,995 1,260,907
Kellanova .............................. 16,583 1,336,756
Kraft Heinz Co. (The) ...................... 37,812 1,339,679
Lamb Weston Holdings, Inc. ................. 21,584 1,336,481
McCormick & Co., Inc. , NVS ................. 17,087 1,367,473
Mondelez International, Inc. , Class A ............ 18,625 1,337,461
Tyson Foods, Inc. , Class A .................. 21,316 1,370,832
18,807,222
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 10,339 1,351,721
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 39,937 1,368,641
JB Hunt Transport Services, Inc. .............. 7,699 1,333,467
Knight-Swift Transportation Holdings, Inc. , Class A .. 25,028 1,310,967
Norfolk Southern Corp. ..................... 5,566 1,425,786
Old Dominion Freight Line, Inc. ............... 6,689 1,289,639
Uber Technologies, Inc.
(a)
................... 18,238 1,333,745
U-Haul Holding Co. , Series N , NVS ............. 20,154 1,377,526
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 5,393 $ 1,381,093
10,820,864
a
Health Care Equipment & Supplies  —  3 .4%
Abbott Laboratories ....................... 11,929 1,351,198
Align Technology, Inc.
(a)
..................... 5,710 1,354,526
Baxter International, Inc. .................... 36,649 1,390,463
Becton Dickinson & Co. .................... 5,664 1,373,010
Boston Scientific Corp.
(a)
.................... 17,208 1,407,442
Cooper Companies, Inc. (The)
(a)
............... 13,936 1,473,453
Dexcom, Inc.
(a)
.......................... 18,311 1,269,685
Edwards Lifesciences Corp.
(a)
................ 19,203 1,343,442
GE HealthCare Technologies, Inc. ............. 15,952 1,353,049
Hologic, Inc.
(a)
........................... 16,572 1,346,309
IDEXX Laboratories, Inc.
(a)
................... 2,684 1,291,890
Insulet Corp.
(a)
........................... 7,316 1,483,465
Intuitive Surgical, Inc.
(a)
..................... 2,764 1,361,629
Medtronic PLC .......................... 15,500 1,372,990
ResMed, Inc. ........................... 5,975 1,463,995
Solventum Corp.
(a) (b)
....................... 22,395 1,435,743
STERIS PLC ............................ 5,742 1,384,396
Stryker Corp. ........................... 3,894 1,403,476
Teleflex, Inc. ............................ 5,627 1,379,572
Zimmer Biomet Holdings, Inc. ................ 11,911 1,375,244
27,614,977
a
Health Care Providers & Services  —  2 .7%
Cardinal Health, Inc. ....................... 12,183 1,373,268
Cencora, Inc. ........................... 5,599 1,341,352
Centene Corp.
(a)
......................... 17,139 1,351,067
Cigna Group (The) ........................ 3,922 1,419,019
CVS Health Corp. ........................ 22,682 1,298,318
DaVita, Inc.
(a) (b)
.......................... 9,068 1,368,542
Elevance Health, Inc. ...................... 2,461 1,370,506
HCA Healthcare, Inc. ...................... 3,569 1,411,861
Henry Schein, Inc.
(a)
....................... 19,332 1,363,873
Humana, Inc. ........................... 3,766 1,334,934
Labcorp Holdings, Inc. ..................... 5,836 1,341,638
McKesson Corp. ......................... 2,443 1,370,718
Molina Healthcare, Inc.
(a)
.................... 3,835 1,341,445
Quest Diagnostics, Inc. ..................... 8,807 1,382,435
UnitedHealth Group, Inc. .................... 2,319 1,368,674
Universal Health Services, Inc. , Class B ......... 5,900 1,404,023
21,841,673
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 11,581 1,384,740
Healthpeak Properties, Inc. .................. 61,651 1,373,584
Ventas, Inc. ............................ 22,630 1,405,549
Welltower, Inc. ........................... 11,452 1,382,028
5,545,901
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 6,879 1,488,891
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 81,199 1,437,222
a
Hotels, Restaurants & Leisure  —  3 .4%
Airbnb, Inc. , Class A
(a)
...................... 11,401 1,337,451
Booking Holdings, Inc. ..................... 359 1,403,414
Carnival Corp.
(a)
.......................... 87,058 1,436,457
Chipotle Mexican Grill, Inc.
(a)
................. 25,562 1,433,517
Darden Restaurants, Inc. ................... 8,636 1,365,783
Domino's Pizza, Inc. ....................... 3,128 1,295,649
DoorDash, Inc. , Class A
(a)
................... 10,475 1,348,237

Schedule of Investments
(continued)
August 31, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
DraftKings, Inc. , Class A
(a)
................... 38,529 $ 1,329,250
Expedia Group, Inc.
(a)
...................... 10,001 1,391,039
Flutter Entertainment PLC
(a)
.................. 6,501 1,380,877
Hilton Worldwide Holdings, Inc. ............... 6,317 1,387,466
Hyatt Hotels Corp. , Class A .................. 9,381 1,425,162
Las Vegas Sands Corp. .................... 32,335 1,260,742
Marriott International, Inc. , Class A ............. 5,986 1,404,854
McDonald's Corp. ........................ 4,597 1,326,970
MGM Resorts International
(a)
................. 34,164 1,284,225
Royal Caribbean Cruises Ltd.
(a)
............... 8,437 1,388,899
Starbucks Corp. .......................... 14,284 1,350,838
Wynn Resorts Ltd. ........................ 17,610 1,353,857
Yum! Brands, Inc. ........................ 9,622 1,298,200
27,202,887
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 7,407 1,398,145
Garmin Ltd. ............................. 7,621 1,396,853
Lennar Corp. , Class A ...................... 7,711 1,403,865
NVR, Inc.
(a)
............................. 149 1,366,696
PulteGroup, Inc. ......................... 10,955 1,442,226
7,007,785
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 13,158 1,340,537
Clorox Co. (The) ......................... 8,767 1,387,904
Colgate-Palmolive Co. ..................... 13,100 1,395,150
Kimberly-Clark Corp. ...................... 9,292 1,344,180
Procter & Gamble Co. (The) ................. 7,785 1,335,439
6,803,210
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 76,811 1,315,772
Vistra Corp. ............................ 16,823 1,437,189
2,752,961
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 10,472 1,410,474
Honeywell International, Inc. ................. 6,616 1,375,532
2,786,006
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 10,715 1,369,591
a
Insurance  —  4 .4%
Aflac, Inc. .............................. 14,062 1,551,882
Allstate Corp. (The) ....................... 7,446 1,406,847
American Financial Group, Inc. ............... 10,774 1,439,622
American International Group, Inc. ............. 18,862 1,453,317
Aon PLC , Class A ........................ 3,959 1,360,787
Arch Capital Group Ltd.
(a)
................... 13,022 1,472,658
Arthur J Gallagher & Co. .................... 4,728 1,383,271
Assurant, Inc. ........................... 7,518 1,476,159
Brown & Brown, Inc. ....................... 13,359 1,404,432
Chubb Ltd. ............................. 5,049 1,434,825
Cincinnati Financial Corp. ................... 10,421 1,427,990
Erie Indemnity Co. , Class A , NVS .............. 2,860 1,453,538
Everest Group Ltd. ........................ 3,567 1,399,120
Fidelity National Financial, Inc. ................ 10,419 1,387,683
Hartford Financial Services Group, Inc. (The) ...... 13,301 1,544,246
Loews Corp. ............................ 17,487 1,432,885
Markel Group, Inc.
(a)
....................... 871 1,394,192
Marsh & McLennan Companies, Inc. ............ 6,080 1,383,261
MetLife, Inc. ............................ 20,260 1,569,745
Principal Financial Group, Inc. ................ 17,208 1,401,075
Progressive Corp. (The) .................... 5,596 1,411,311
Security Shares Value
a
Insurance (continued)
Prudential Financial, Inc. .................... 13,000 $ 1,575,080
Travelers Companies, Inc. (The) ............... 6,071 1,384,613
W R Berkley Corp. ........................ 23,503 1,403,129
Willis Towers Watson PLC ................... 4,793 1,400,083
35,951,751
a
Interactive Media & Services  —  0 .8%
Alphabet, Inc. , Class A ..................... 3,959 646,821
Alphabet, Inc. , Class C , NVS ................. 3,938 650,203
Match Group, Inc.
(a)
....................... 36,456 1,356,528
Meta Platforms, Inc. , Class A ................. 2,529 1,318,393
Pinterest, Inc. , Class A
(a)
.................... 42,318 1,355,869
Snap, Inc. , Class A , NVS
(a)
.................. 141,323 1,319,957
6,647,771
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 3,944 1,348,651
Akamai Technologies, Inc.
(a)
.................. 12,989 1,322,800
Cloudflare, Inc. , Class A
(a)
................... 16,274 1,336,746
Cognizant Technology Solutions Corp. , Class A ..... 17,179 1,336,011
EPAM Systems, Inc.
(a)
...................... 6,666 1,338,266
Gartner, Inc.
(a)
........................... 2,730 1,343,051
GoDaddy, Inc. , Class A
(a)
.................... 8,132 1,361,378
International Business Machines Corp. .......... 6,738 1,361,952
MongoDB, Inc. , Class A
(a)
................... 5,280 1,535,371
Okta, Inc. , Class A
(a)
....................... 13,656 1,075,137
Snowflake, Inc. , Class A
(a)
................... 10,120 1,156,007
Twilio, Inc. , Class A
(a)
...................... 21,955 1,377,896
VeriSign, Inc.
(a)
.......................... 7,281 1,338,976
17,232,242
a
Life Sciences Tools & Services  —  2 .2%
Agilent Technologies, Inc. ................... 9,541 1,363,600
Avantor, Inc.
(a) (b)
.......................... 52,383 1,353,577
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 4,175 1,408,311
Bio-Techne Corp. ......................... 18,496 1,368,519
Charles River Laboratories International, Inc.
(a)
..... 6,641 1,313,258
Danaher Corp. .......................... 4,934 1,328,775
Illumina, Inc.
(a)
........................... 10,040 1,319,256
IQVIA Holdings, Inc.
(a)
...................... 5,403 1,359,125
Mettler-Toledo International, Inc.
(a)
............. 934 1,344,101
Revvity, Inc. ............................ 11,198 1,372,203
Thermo Fisher Scientific, Inc. ................. 2,175 1,337,777
Waters Corp.
(a)
.......................... 3,973 1,376,048
West Pharmaceutical Services, Inc. ............ 4,444 1,393,772
17,638,322
a
Machinery  —  3 .4%
Caterpillar, Inc. .......................... 3,891 1,385,585
CNH Industrial N.V. ....................... 136,482 1,411,224
Cummins, Inc. ........................... 4,423 1,383,736
Deere & Co. ............................ 3,570 1,377,092
Dover Corp. ............................ 7,464 1,388,528
Fortive Corp. ............................ 18,835 1,401,324
Graco, Inc. ............................. 16,467 1,372,524
IDEX Corp. ............................. 6,635 1,369,995
Illinois Tool Works, Inc. ..................... 5,326 1,348,437
Ingersoll Rand, Inc. ....................... 15,014 1,373,030
Nordson Corp. ........................... 5,536 1,420,316
Otis Worldwide Corp. ...................... 14,208 1,345,355
PACCAR, Inc. ........................... 14,052 1,351,521
Parker-Hannifin Corp. ...................... 2,293 1,376,259
Pentair PLC ............................ 16,053 1,423,741
Snap-on, Inc. ........................... 4,841 1,373,585
Stanley Black & Decker, Inc. ................. 13,746 1,407,041

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Toro Co. (The) ........................... 14,944 $ 1,383,814
Westinghouse Air Brake Technologies Corp. ....... 8,362 1,417,944
Xylem, Inc. ............................. 10,038 1,380,526
27,691,577
a
Media  —  1 .3%
Charter Communications, Inc. , Class A
(a) (b)
........ 3,851 1,338,377
Comcast Corp. , Class A .................... 33,303 1,317,800
Fox Corp. , Class A , NVS .................... 21,753 899,921
Fox Corp. , Class B ........................ 12,402 476,609
Interpublic Group of Companies, Inc. (The) ....... 42,909 1,399,263
News Corp. , Class A , NVS .................. 49,141 1,392,165
Omnicom Group, Inc. ...................... 13,668 1,372,677
Paramount Global , Class B , NVS .............. 121,701 1,274,209
Trade Desk, Inc. (The) , Class A
(a)
.............. 13,078 1,367,043
10,838,064
a
Metals & Mining  —  0 .9%
Freeport-McMoRan, Inc. .................... 30,802 1,363,912
Newmont Corp. .......................... 25,825 1,378,797
Nucor Corp. ............................ 9,274 1,408,813
Reliance, Inc. ........................... 4,761 1,364,741
Steel Dynamics, Inc. ....................... 11,613 1,387,870
6,904,133
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 66,405 1,338,725
a
Multi-Utilities  —  1 .7%
Ameren Corp. ........................... 16,101 1,328,493
CenterPoint Energy, Inc. .................... 51,886 1,416,488
CMS Energy Corp. ........................ 19,810 1,344,307
Consolidated Edison, Inc. ................... 13,412 1,362,123
Dominion Energy, Inc. ...................... 23,703 1,324,998
DTE Energy Co. ......................... 10,934 1,366,969
NiSource, Inc. ........................... 42,058 1,390,437
Public Service Enterprise Group, Inc. ........... 16,915 1,365,886
Sempra ............................... 16,484 1,354,655
WEC Energy Group, Inc. .................... 14,440 1,343,353
13,597,709
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 19,095 1,436,326
a
Oil, Gas & Consumable Fuels  —  4 .2%
APA Corp. ............................. 47,177 1,344,073
Cheniere Energy, Inc. ...................... 7,286 1,349,804
Chesapeake Energy Corp. .................. 18,389 1,369,797
Chevron Corp. ........................... 9,134 1,351,375
Chord Energy Corp. ....................... 9,026 1,339,729
ConocoPhillips .......................... 11,862 1,349,777
Coterra Energy, Inc. ....................... 55,773 1,356,957
Devon Energy Corp. ....................... 30,489 1,365,297
Diamondback Energy, Inc. ................... 7,126 1,390,354
EOG Resources, Inc. ...................... 10,446 1,345,654
EQT Corp. ............................. 40,200 1,347,102
Exxon Mobil Corp. ........................ 11,401 1,344,634
Hess Corp. ............................. 9,764 1,348,018
HF Sinclair Corp. ......................... 27,973 1,374,593
Kinder Morgan, Inc. , Class P ................. 63,885 1,377,999
Marathon Oil Corp. ........................ 48,015 1,375,630
Marathon Petroleum Corp. .................. 7,796 1,380,828
Occidental Petroleum Corp. .................. 23,610 1,345,298
ONEOK, Inc. ............................ 15,450 1,426,962
Ovintiv, Inc. ............................. 31,572 1,352,229
Phillips 66 .............................. 10,107 1,418,113
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. ..................... 9,520 $ 1,398,488
Texas Pacific Land Corp. .................... 1,628 1,414,553
Valero Energy Corp. ....................... 9,510 1,395,402
Williams Companies, Inc. (The) ............... 30,284 1,386,099
34,248,765
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 33,417 1,419,888
Southwest Airlines Co. ..................... 50,063 1,447,822
2,867,710
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 14,682 1,345,752
Kenvue, Inc. ............................ 61,646 1,353,130
2,698,882
a
Pharmaceuticals  —  1 .5%
Bristol-Myers Squibb Co. .................... 27,333 1,365,283
Catalent, Inc.
(a)
.......................... 22,490 1,370,991
Eli Lilly & Co. ........................... 1,405 1,348,828
Johnson & Johnson ....................... 8,098 1,343,134
Merck & Co., Inc. ......................... 11,665 1,381,719
Pfizer, Inc. ............................. 46,416 1,346,528
Royalty Pharma PLC , Class A ................ 49,196 1,428,160
Viatris, Inc. ............................. 115,200 1,391,616
Zoetis, Inc. , Class A ....................... 7,257 1,331,587
12,307,846
a
Professional Services  —  2 .0%
Automatic Data Processing, Inc. ............... 4,900 1,351,959
Booz Allen Hamilton Holding Corp. , Class A ....... 8,777 1,393,612
Broadridge Financial Solutions, Inc. ............ 6,366 1,355,067
Dayforce, Inc.
(a) (b)
......................... 24,320 1,390,374
Equifax, Inc. ............................ 4,499 1,381,778
Jacobs Solutions, Inc. ...................... 8,981 1,355,053
Leidos Holdings, Inc. ...................... 8,861 1,404,557
Paychex, Inc. ........................... 10,266 1,346,899
Paycom Software, Inc. ..................... 8,407 1,368,492
SS&C Technologies Holdings, Inc. ............. 18,169 1,364,310
TransUnion ............................. 14,307 1,385,061
Verisk Analytics, Inc. ....................... 4,968 1,355,370
16,452,532
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 11,961 1,377,190
CoStar Group, Inc.
(a)
....................... 17,865 1,380,964
Zillow Group, Inc. , Class C , NVS
(a)
............. 24,412 1,349,984
4,108,138
a
Residential REITs  —  1 .7%
American Homes 4 Rent , Class A .............. 34,245 1,361,924
AvalonBay Communities, Inc. ................ 6,128 1,383,273
Camden Property Trust ..................... 11,082 1,387,466
Equity LifeStyle Properties, Inc. ............... 18,693 1,359,168
Equity Residential ........................ 18,499 1,385,205
Essex Property Trust, Inc. ................... 4,664 1,407,549
Invitation Homes, Inc. ...................... 37,037 1,364,443
Mid-America Apartment Communities, Inc. ........ 8,634 1,401,903
Sun Communities, Inc. ..................... 10,033 1,356,863
UDR, Inc. .............................. 31,647 1,408,608
13,816,402
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 59,706 1,388,762
Realty Income Corp. ....................... 21,903 1,360,395
Regency Centers Corp. .................... 18,858 1,370,788

Schedule of Investments
(continued)
August 31, 2024
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

2024
iShares Annual Financial Statements
Security Shares Value
a
Retail REITs (continued)
Simon Property Group, Inc. .................. 8,493 $ 1,421,303
5,541,248
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Advanced Micro Devices, Inc.
(a) (b)
.............. 8,526 1,266,623
Analog Devices, Inc. ....................... 5,919 1,390,018
Applied Materials, Inc. ..................... 6,465 1,275,286
Broadcom, Inc. .......................... 8,050 1,310,701
Enphase Energy, Inc.
(a) (b)
.................... 11,403 1,380,219
Entegris, Inc. ............................ 11,977 1,387,775
First Solar, Inc.
(a)
......................... 6,063 1,378,544
Intel Corp. ............................. 63,663 1,403,133
KLA Corp. .............................. 1,645 1,347,962
Lam Research Corp. ...................... 1,549 1,271,744
Marvell Technology, Inc. .................... 19,212 1,464,723
Microchip Technology, Inc. ................... 16,678 1,370,264
Micron Technology, Inc. ..................... 12,416 1,194,916
Monolithic Power Systems, Inc. ............... 1,473 1,376,784
NVIDIA Corp. ........................... 10,462 1,248,849
NXP Semiconductors NV ................... 5,264 1,349,479
ON Semiconductor Corp.
(a)
.................. 17,594 1,370,045
Qorvo, Inc.
(a)
............................ 12,012 1,392,071
QUALCOMM, Inc. ........................ 7,774 1,362,782
Skyworks Solutions, Inc. .................... 12,586 1,379,300
Teradyne, Inc. ........................... 10,080 1,378,238
Texas Instruments, Inc. ..................... 6,508 1,394,925
29,694,381
a
Software  —  5 .5%
Adobe, Inc.
(a)
............................ 2,360 1,355,608
ANSYS, Inc.
(a)
........................... 4,074 1,309,465
AppLovin Corp. , Class A
(a)
................... 15,436 1,433,541
Aspen Technology, Inc.
(a)
.................... 6,188 1,448,858
Atlassian Corp. , Class A
(a)
................... 8,564 1,418,198
Autodesk, Inc.
(a)
.......................... 5,312 1,372,621
Bentley Systems, Inc. , Class B ................ 26,906 1,384,852
Cadence Design Systems, Inc.
(a)
.............. 4,724 1,270,425
Crowdstrike Holdings, Inc. , Class A
(a)
............ 5,012 1,389,727
Datadog, Inc. , Class A
(a)
.................... 11,537 1,341,292
DocuSign, Inc.
(a)
......................... 23,465 1,389,363
Dynatrace, Inc.
(a)
......................... 26,604 1,346,694
Fair Isaac Corp.
(a)
......................... 766 1,325,387
Fortinet, Inc.
(a)
........................... 17,594 1,349,636
Gen Digital, Inc. .......................... 53,010 1,402,645
HubSpot, Inc.
(a) (b)
......................... 2,747 1,370,945
Intuit, Inc. .............................. 1,980 1,247,915
Manhattan Associates, Inc.
(a)
................. 5,141 1,359,435
Microsoft Corp. .......................... 3,086 1,287,294
MicroStrategy, Inc. , Class A
(a) (b)
................ 9,996 1,323,670
Oracle Corp. ............................ 9,621 1,359,351
Palantir Technologies, Inc. , Class A
(a)
........... 41,347 1,301,604
Palo Alto Networks, Inc.
(a) (b)
.................. 3,617 1,311,958
PTC, Inc.
(a)
............................. 7,664 1,372,546
Roper Technologies, Inc. .................... 2,419 1,341,118
Salesforce, Inc. .......................... 5,080 1,284,732
Samsara, Inc. , Class A
(a) (b)
................... 32,846 1,348,985
ServiceNow, Inc.
(a)
........................ 1,594 1,362,870
Synopsys, Inc.
(a)
......................... 2,397 1,245,433
Tyler Technologies, Inc.
(a)
................... 2,325 1,366,798
Workday, Inc. , Class A
(a)
.................... 5,721 1,505,710
Zoom Video Communications, Inc. , Class A
(a)
...... 22,474 1,552,504
Zscaler, Inc.
(a) (b)
.......................... 6,796 1,359,064
44,840,244
a
Security Shares Value
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 6,047 $ 1,354,891
Crown Castle, Inc. ........................ 12,125 1,358,243
Digital Realty Trust, Inc. .................... 8,989 1,362,822
Equinix, Inc. ............................ 1,597 1,332,473
Extra Space Storage, Inc. ................... 7,904 1,399,008
Gaming and Leisure Properties, Inc. ............ 27,639 1,437,781
Iron Mountain, Inc. ........................ 12,321 1,395,476
Public Storage ........................... 4,066 1,397,566
SBA Communications Corp. , Class A ............ 6,047 1,370,613
VICI Properties, Inc. ....................... 42,112 1,409,910
Weyerhaeuser Co. ........................ 44,452 1,355,341
15,174,124
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 419 1,333,040
Bath & Body Works, Inc. .................... 40,393 1,242,489
Best Buy Co., Inc. ........................ 15,804 1,586,722
Burlington Stores, Inc.
(a)
.................... 5,071 1,360,245
CarMax, Inc.
(a) (b)
.......................... 16,695 1,411,562
Dick's Sporting Goods, Inc. .................. 5,972 1,415,125
Home Depot, Inc. (The) .................... 3,629 1,337,287
Lowe's Companies, Inc. .................... 5,554 1,380,169
O'Reilly Automotive, Inc.
(a)
................... 1,185 1,339,014
Ross Stores, Inc. ......................... 9,045 1,362,267
TJX Companies, Inc. (The) .................. 11,662 1,367,603
Tractor Supply Co. ........................ 5,080 1,359,154
Ulta Beauty, Inc.
(a) (b)
....................... 3,604 1,271,635
Williams-Sonoma, Inc. ..................... 9,776 1,313,210
19,079,522
a
Technology Hardware, Storage & Peripherals  —  1 .4%
Apple, Inc. ............................. 5,708 1,307,132
Dell Technologies, Inc. , Class C ............... 12,089 1,396,763
Hewlett Packard Enterprise Co. ............... 71,371 1,382,456
HP, Inc. ............................... 38,562 1,395,173
NetApp, Inc. ............................ 10,225 1,234,362
Pure Storage, Inc. , Class A
(a)
................. 21,776 1,116,891
Seagate Technology Holdings PLC ............. 13,043 1,298,431
Super Micro Computer, Inc.
(a)
................. 2,188 957,688
Western Digital Corp.
(a)
..................... 20,809 1,364,862
11,453,758
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Deckers Outdoor Corp.
(a)
.................... 1,413 1,355,477
Lululemon Athletica, Inc.
(a)
................... 5,108 1,325,373
Nike, Inc. , Class B ........................ 15,905 1,325,204
4,006,054
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 26,398 1,419,421
Philip Morris International, Inc. ................ 11,356 1,400,081
2,819,502
a
Trading Companies & Distributors  —  0 .8%
Fastenal Co. ............................ 19,827 1,353,787
Ferguson Enterprises, Inc. ................... 6,494 1,335,881
United Rentals, Inc. ....................... 1,884 1,396,534
Watsco, Inc. ............................ 2,841 1,350,668
WW Grainger, Inc. ........................ 1,378 1,357,220
6,794,090
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 9,448 1,352,198
Essential Utilities, Inc. ...................... 34,063 1,328,116
2,680,314
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 6,692 $ 1,329,834
a
Total Long-Term Investments — 99.7%
(Cost: $ 680,147,635 ) ................................ 806,838,705
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 19,655,597 19,667,391
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.25%
(c) (d)
............................ 1,101,337 1,101,337
a
Total Short-Term Securities — 2.6%
(Cost: $ 20,754,797 ) ................................. 20,768,728
Total Investments — 102.3%
(Cost: $ 700,902,432 ) ................................ 827,607,433
Liabilities in Excess of Other Assets — ( 2 .3 ) % ............... (18,515,449)
Net Assets — 100.0% ................................. $ 809,091,984
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/24
  Shares Held
at 08/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,704,791 $ 5,956,987
(a)
$ — $ (192) $ 5,805 $ 19,667,391 19,655,597 $ 230,296
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 828,406 272,931
(a)
— — — 1,101,337 1,101,337 59,352 —
BlackRock, Inc. ... 901,595 505,307 (306,455) 57,650 236,101 1,394,198 1,546 28,132 —
$ 57,458 $ 241,906
$ 22,162,926
$ 317,780 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 3 09/20/24 $ 849 $ 5,322
E-Mini S&P MidCap 400 Index ............................................................. 4 09/20/24 1,239 50,930
$ 56,252

Schedule of Investments
(continued)
August 31, 2024
iShares
®
MSCI USA Equal Weighted ETF

2024
iShares Annual Financial Statements
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 56,252 $ — $ — $ — $ 56,252
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 167,692 $ — $ — $ — $ 167,692
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 54,898 $ — $ — $ — $ 54,898
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,841,880
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 806,838,705  $ —  $ —  $ 806,838,705
Short-Term Securities
Money Market Funds ...................................... 20,768,728  —  —  20,768,728
$ 827,607,433  $ —  $ —  $ 827,607,433
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 56,252  $ —  $ —  $ 56,252
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities
Statement of Assets and Liabilities
August 31, 2024
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 805,444,507
Investments, at value — affiliated
(c)
....................................................................................... 22,162,926
Cash ........................................................................................................... 3,988
Cash pledged:
Futures contracts ................................................................................................. 109,000
Receivables:
Investments sold ................................................................................................. 41,527,159
Securities lending income — affiliated ................................................................................... 3,167
Dividends — unaffiliated ............................................................................................ 996,834
Dividends — affiliated .............................................................................................. 5,020
Variation margin on futures contracts .................................................................................... 13,658
Total assets ......................................................................................................
870,266,259
LIABILITIES
Collateral on securities loaned .......................................................................................... 19,666,489
Payables:
Investments purchased ............................................................................................. 41,448,015
Investment advisory fees ............................................................................................ 59,771
Total liabilities .....................................................................................................
61,174,275
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 809,091,984
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 745,171,498
Accumulated earnings ............................................................................................... 63,920,486
NET ASSETS .....................................................................................................
$ 809,091,984
NET ASSET VALUE
Shares outstanding ................................................................................................. 8,600,000
Net asset value .................................................................................................... $ 94.08
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 19,272,274
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 679,017,281
(c)
Investments, at cost — affiliated ....................................................................................... $ 21,885,151

2024
iShares Annual Financial Statements
Statement of Operations
Year Ended August 31, 2024
See notes to financial statements.
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 11,504,537
Dividends — affiliated .............................................................................................. 87,484
Interest — unaffiliated .............................................................................................. 6,978
Securities lending income — affiliated — net ............................................................................... 230,296
Foreign taxes withheld ............................................................................................. (8,167)
Total investment income ..............................................................................................
11,821,128
EXPENSES
Investment advisory ............................................................................................... 597,103
Interest expense ................................................................................................. 14
Total expenses .................................................................................................... 597,117
Net investment income ...............................................................................................
11,224,011
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (8,963,287)
Investments — affiliated ........................................................................................... 2,466
Futures contracts ............................................................................................... 167,692
In-kind redemptions — unaffiliated
(a)
................................................................................... 33,017,400
In-kind redemptions — affiliated
(a)
.................................................................................... 54,992
24,279,263
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 91,866,356
Investments — affiliated ........................................................................................... 241,906
Futures contracts ............................................................................................... 54,898
92,163,160
Net realized and unrealized gain ........................................................................................
116,442,423
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 127,666,434
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Equal Weighted ETF
Year Ended
08/31/24
Year Ended
08/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 11,224,011  $ 7,495,597
Net realized gain ................................................................................ 24,279,263  337,894
Net change in unrealized appreciation (depreciation) ........................................................ 92,163,160  29,518,184
Net increase in net assets resulting from operations ...........................................................
127,666,434  37,351,675
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(10,104,916) (7,198,664)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
135,997,664  112,912,241
NET ASSETS
Total increase in net assets ........................................................................... 253,559,182  143,065,252
Beginning of year ..................................................................................
555,532,802  412,467,550
End of year ......................................................................................
$ 809,091,984  $ 555,532,802
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Financial Statements
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Equal Weighted ETF
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Year Ended
08/31/20
Net asset value, beginning of year ..........................
$ 79.36  $ 74.32  $ 87.61  $ 62.79  $ 58.13
Net investment income
(a)
................................ 1 .44  1 .27  1 .25  1 .03  1 .09
Net realized and unrealized gain (loss)
(b)
......................
14.59  5 .05  (13.32) 24.72  4 .65
Net increase (decrease) from investment operations ...............
16.03  6 .32  (12.07) 25.75  5 .74
Distributions from net investment income
(c)
...................... ( 1 .31 ) ( 1 .28 ) ( 1 .22 ) ( 0 .93 ) ( 1 .08 )
Net asset value, end of year ..............................
$ 94.08  $ 79.36  $ 74.32  $ 87.61  $ 62.79
Total Return
(d)
– – – – –
Based on net asset value .................................
20.43% 8 .69% (13.93) % 41.36% 10.18%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .09% 0 .09% 0 .10% 0 .15% 0 .15%
Total expenses after fees waived ............................
0 .09% 0 .09% 0 .09% 0 .15% 0 .15%
Net investment income ...................................
1 .69% 1 .69% 1 .52% 1 .34% 1 .84%
Supplemental Data
Net assets, end of year (000) ...............................
$ 809,092  $ 555,533  $ 412,468  $ 473,092  $ 226,062
Portfolio turnover rate
(f)
...................................
26% 28% 27% 30% 30%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a
iShares ETF
Diversification
Classification
MSCI USA Equal Weighted .............................................................................................. Diversified

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in

Notes to Financial Statements
( continued)

Notes to Financial Statements
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Co unterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI USA Equal Weighted
Barclays Bank PLC ........................................... $ 1,354,808  $ (1,354,808) $ —  $ —
BNP Paribas SA ............................................. 58,000  (58,000) —  —
BofA Securities, Inc. .......................................... 221,799  (221,799) —  —
Citigroup Global Markets, Inc. .................................... 2,725,776  (2,725,776) —  —
Goldman Sachs & Co. LLC ..................................... 3,216,423  (3,216,423) —  —
HSBC Bank PLC ............................................ 12,436  (12,436) —  —
J.P. Morgan Securities LLC ..................................... 2,198,231  (2,198,231) —  —
Jefferies LLC ............................................... 499,070  (499,070) —  —
Morgan Stanley ............................................. 215,887  (215,887) —  —
National Financial Services LLC .................................. 1,936,950  (1,936,950) —  —
Natixis SA ................................................. 249,490  (249,490) —  —
RBC Capital Markets LLC ...................................... 127,251  (127,251) —  —
Scotia Capital (USA), Inc. ...................................... 285,450  (285,450) —  —
UBS AG .................................................. 2,729,027  (2,729,027) —  —
Wells Fargo Bank NA ......................................... 3,431,945  (3,431,945) —  —
Wells Fargo Securities LLC ..................................... 9,731  (9,731) —  —
$ 19,272,274  $ (19,272,274)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than
70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
August 31, 2024, the Fund paid BTC $61,755 for securities lending agent services.
Officers and Directors: Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2024, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
MSCI USA Equal Weighted . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09%
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Equal Weighted ......................................................... $ 65,944,883  $ 65,339,451  $ (3,629,748)

Notes to Financial Statements
( continued)

Notes to Financial Statements
7. Purchases and Sales
For the year ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
MSCI USA Equal Weighted ........................................................................... $ 174,059,427  $ 169,851,616
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Equal Weighted ........................................................................... $ 254,536,061  $ 119,717,212
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Equal Weighted ........................................................................... $ 32,913,211  $ (32,913,211)
iShares ETF
Year Ended
08/31/24
Year Ended
08/31/23
MSCI USA Equal Weighted
Ordinary income .......................................................................................... $ 10,104,916  $ 7,198,664
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI USA Equal Weighted .......................................
$ 2,685,569  $ (64,492,564) $ 125,727,481  $ 63,920,486
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Equal Weighted ....................................... $ 701,873,340  $ 147,083,765  $ (21,349,672) $ 125,734,093

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The
Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
08/31/24
Year Ended
08/31/23
iShares ETF Shares Amount Shares Amount
MSCI USA Equal Weighted
Shares sold ............................................... 3,050,000  $ 256,597,755  3,000,000  $ 230,557,616
Shares redeemed ........................................... (1,450,000) (120,600,091) (1,550,000) (117,645,375)
1,600,000  $ 135,997,664  1,450,000  $ 112,912,241

Report of Independent Registered Public Accounting Firm

2024
iShares Annual Financial Statements
To the Board of Directors of
iShares, Inc. and Shareholders of iShares MSCI USA Equal Weighted ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares MSCI USA Equal Weighted ETF (one of the
funds constituting iShares, Inc., referred to hereafter as the “Fund”) as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers;
when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 24 , 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2024:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2024:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Equal Weighted .............................................................................................. $ 10,048,948
iShares ETF
Qualified Business
Income
MSCI USA Equal Weighted .............................................................................................. $ 1,288,891
iShares ETF
Dividends-Received
Deduction
MSCI USA Equal Weighted .............................................................................................. 84 .94%

Additional Information

2024
iShares Annual Financial Statements
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI USA
Equal Weighted ETF (the “Fund”) to be marketed to investors in the EU and/or UK until September 26, 2023.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Remuneration information at an individual Fund level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was
USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Disclosures under the EU Sustainable Finance Disclosure Regulation
Until September 26, 2023, the iShares MSCI USA Equal Weighted ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
(continued)

Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2024
iShares Semi-Annual Report to Shareholders
iShares MSCI USA Equal Weighted ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report

2024
iShares Annual Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:     /s/ Jessica Tan___________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan___________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: October 24, 2024

By:     /s/ Trent Walker__________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: October 24, 2024